1 NATURE OF OPERATIONS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015 [1]
Details
Name of reporting entity or other means of identification	Snipp Interactive Inc. (the “Company” or “Snipp”)
Legal form of entity	incorporated
Domicile of entity	British Columbia
Description of nature of entity's operations and principal activities	its business is to provide a full suite of mobile marketing, rebates and loyalty solutions
Country of incorporation	Canada
Address of entity's registered office	110 Spadina Avenue, Unit 810, Toronto, Ontario, M5V 2K4, Canada
Principal place of business	110 Spadina Avenue, Unit 810, Toronto, Ontario, M5V 2K4, Canada
Capital reserve	$ 219,162	$ 189,721
Net loss for the year	(4,443,871)	(8,572,722)	$ (3,612,667)
Deficit	(21,395,878)	(16,952,007)
Net cash flows used in operating activities	$ (3,075,203)	$ (6,774,050)	$ (5,256,229)

[1]	(Note 11)